TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER RECEIVABLES
Summary of trade and other receivables

	December 31, 2025	December 31, 2024(1)
Trade	$773.9	$1,094.5
Unbilled revenue	36.8	84.9
Other	20.3	27.6
Expected credit losses	(29.0)	(31.9)
	$802.0	$1,175.1

(1)Comparative figures have not been re-presented.